Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net Income	$ 22,240	$ 26,842	$ 50,964	$ 51,761
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized loss on non-designated derivative instruments	1,349	1,581	2,385	2,028
Realized loss on non-designated derivative instruments	2	0	1,228	0
Depreciation and amortization	34,827	33,349	69,013	66,790
Payment of drydocking costs			(12,106)	(9,929)
Share-based compensation expense			840	468
Amortization of deferred financing costs			1,740	1,692
Share of results of equity method investments	(4,805)	(4,687)	(3,901)	(9,077)	$ (16,911)
Deferred taxes			319	1,393
Repayments under operating lease obligations			(397)	(320)
Other Income	0	0	(4,801)	0
Other unrealized foreign exchange loss			1,003	(805)
Profit from sale of vessel	(12,617)	0	(12,617)	0
Changes in operating assets and liabilities
Accounts receivable			(1,730)	15,452
Insurance claims receivables			(3,979)	(3,243)
Bunkers and lubricant oils			(485)	(3,600)
Accrued income, prepaid expenses and other current assets			(6,199)	(5,811)
Accounts payable, accrued interest, accrued expenses and other liabilities			17,706	1,586
Amounts from related parties			4,761	8,124
Net cash provided by operating activities			103,744	116,509
Cash flows from investing activities
Additions to vessels and equipment			(83,742)	0
Vessels under construction			(20,580)	0
Contributions to equity method investments			(4,000)	(24,003)
Distributions from equity method investments			3,109	14,650
Investment in preferred securities			(1,250)	0
Proceeds from sale of vessel			17,454	0
Insurance recoveries			2,287	1,011
Net cash used in investing activities			(86,722)	(8,342)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities			377,208	0
Direct financing cost of secured term loan and revolving credit facilities			(3,739)	0
Repurchase of share capital			(34,848)	(53,587)
Proceeds of unsecured bonds			40,000	0
Repayment of secured term loan facilities and revolving credit facilities			(239,349)	(66,203)
Repayment of refinancing of vessel to related parties			0	(3,255)
Dividend paid to non-controlling interest			(1,600)	0
Dividends paid			(6,918)	(7,312)
Net cash (used in)/provided by financing activities			130,754	(130,357)
Effect of exchange rate changes on cash, cash equivalents and restricted cash			(144)	2,404
Net (decrease)/increase in cash, cash equivalents and restricted cash			147,632	(19,786)
Cash, cash equivalents and restricted cash at beginning of period	287,429	138,456	287,429	138,456	139,797	$ 158,242
Cash, cash equivalents and restricted cash at end of period	$ 287,429	$ 138,456	287,429	138,456	$ 139,797
Supplemental Information
Total interest paid during the period, net of amounts capitalized			25,645	28,112
Total tax paid during the period			$ 1,084	$ 716